Annual Total Returns[BarChart] - NVIT Amundi Multi Sector Bond Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.55%	12.25%	(1.12%)	3.88%	(2.89%)	8.65%	6.33%	(2.34%)	9.17%	4.06%